Statements of Loss - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Research and development expenses, net	$ 720,527	$ 317,907	$ 374,023
General and administrative expenses	617,087	410,982	456,957
Operating loss	(1,337,614)	(728,889)	(830,980)
Financing income (expenses), net	(1,337,758)	75,428	12,439
Net loss	$ (2,675,372)	$ (653,461)	$ (818,541)
Basic and diluted net loss per share	$ (0.04)	$ (0.01)	$ (0.02)
Basic and diluted weighted average number of ordinary shares outstanding	68,587,261	62,467,556	45,190,017